General And Administrative Expenses - Schedule Of General And Administrative Expenses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
General and Administrative Expense [Abstract]
Office expenses	$ 1,786,631	$ 457,600
Insurance	985,431	954,392
Travel	525,717	373,171
Professional fees	1,862,318	2,355,278
Public company costs	1,598,591	1,569,780
Salaries and benefits	3,772,518	3,093,027
Share based payments	6,571,177	2,120,887
Total expenses during the year	$ 17,102,383	$ 10,924,135